Segmental analysis - Schedule of Reconciliation of Underlying Basis to Statutory Results (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	£ 13,230	£ 12,277	[1]	£ 13,298	[1]
Underlying other income	6,192	5,726		5,331
Net income	19,422	18,003		18,629
Operating expenses	(11,966)	(11,601)	[1]	(10,823)	[1]
Underlying impairment (charge) credit	(795)	(431)	[1]	(303)	[1]
Profit before tax	6,661	5,971	[1]	7,503	[1]
Change in financial assets at fair value through profit or loss	24,505	9,872		22,539
Gain loss on sale of leased assets net operating leases	10	59		93
Volatility and other items
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	403	578		479
Underlying other income	(326)	(375)		(447)
Operating lease depreciation	(1,454)	(1,325)		(956)
Net income	(1,377)	(1,122)		(924)
Operating expenses	1,493	1,496		1,235
Underlying impairment (charge) credit	0	(2)		(5)
Profit before tax	116	372		306
Change in financial assets at fair value through profit or loss	72	(144)		35
Amortisation of purchased intangibles	86	81		80
Expense of restructuring activities	(46)	(40)		(154)
Expense due to unwinding of discount on provisions	(56)	(107)		(107)
Insurance gross up
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	2	(10)		(12)
Underlying other income	254	246		239
Operating lease depreciation	0	0		0
Net income	256	236		227
Operating expenses	(256)	(236)		(227)
Underlying impairment (charge) credit	0	0		0
Profit before tax	0	0		0
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	13,635	12,845		13,765
Underlying other income	6,120	5,597		5,123
Operating lease depreciation	(1,454)	(1,325)		(956)
Net income	18,301	17,117		17,932
Operating expenses	(10,729)	(10,341)		(9,815)
Underlying impairment (charge) credit	(795)	(433)		(308)
Profit before tax	6,777	6,343		7,809
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	13,635	12,845		13,765
Underlying other income	6,120	5,597		5,123
Operating lease depreciation	(1,454)	(1,325)		(956)
Net income	18,301	17,117		17,932
Operating expenses	(9,761)	(9,442)		(9,140)
Underlying impairment (charge) credit	(795)	(433)		(308)
Profit before tax	£ 6,777	£ 6,343		£ 7,809

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.